Commitments And Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies (Abstract)
Commitments and Contingencies
9.  Commitments and Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

(a)	Lease Commitments
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of June 30, 2015 are:

For the years ended June 30,	Amount
2016	198, 375
2017	144,502
2018	107,424
2019	83,293
2020	81,519
Thereafter	248,126
Total	$863,239

(b) Vessels Purchase Commitments
The Partnership has outstanding purchase commitments relating to the acquisition of the shares of two vessel owning companies, each of which is the owner of a 9,288 TEU post-panamax container carriers,  amounting to $147,182 that are all payable within the next 12 months.